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                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                            WASHINGTON, DC 20005-3333

                   WRITER'S DIRECT DIAL NUMBER: (202) 626-3915

                                February 4, 2000

VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   BB&T Funds - File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a conformed copy of a Rule 497(j) Certification for BB&T Funds. This certification pertains to the four prospectuses and the statement of additional information contained in Post-Effective Amendment No. 18 filed on February 1, 2000 and effective February 1, 2000.

         Manually executed copies of this Certification and the accompanying Power of Attorney were executed prior to the time of this filing and will be retained for five years.

         Please call me at 202-626-3915 if you have any questions regarding this filing.


                                   Sincerely,

                                   /s/ David J. Baum
                                   -----------------------------
                                   David J. Baum

Enclosures

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                           RULE 497(j) CERTIFICATION


         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 18 filed on February 1, 2000 pursuant to Rule 485(b):

         1. Prospectus, dated February 1, 2000, relating to the BB&T Funds' Trust Shares;
         2. Prospectus, dated February 1, 2000, relating to the BB&T Funds' Class A and Class B Shares;
         3. Prospectus, dated February 1, 2000, relating to the BB&T Prime Money Market Fund, BB&T U.S. Treasury Money Market Fund and BB&T Tax-Free Money Market Funds' Class A, Class B and Trust Shares;
         4. Prospectus, dated February 1, 2000, relating to the BB&T Small Company Growth Fund's Trust Shares; and
         5. Statement of Additional Information, dated February 1, 2000, relating to the BB&T Funds.

The text of Post-Effective Amendment No. 18 was filed electronically.


                                   BB&T Funds
                                   Registrant



                                   * /s/ Walter B. Grimm
                                   --------------------------------
                                   Walter B. Grimm
                                   President


                                   *By /s/ Alan G. Priest
                                   --------------------------------
                                   Alan G. Priest
                                   Attorney in Fact

February 4, 2000